Inventories (Tables)	9 Months Ended
Sep. 30, 2021
Inventories.
Schedule of components of inventories

	December 31, 2020	September 30, 2021
	EUR k	EUR k
Raw materials	13,790	115,838
Unfinished goods	—	21,079
Finished goods	741	3,963
Total	14,531	140,880